Segment Reporting	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Segment Reporting

NOTE 13—SEGMENT REPORTING

The Company defines an operating segment on the same basis that it uses to evaluate performance internally by the Chief Operating Decision Maker (“CODM”). The Company has determined that the Chief Executive Officer (or Co-Chief Executive Officers prior to Mr. Friedman’s resignation from such position) was its CODM and there was one operating segment. Therefore, the Company reports as a single segment. This includes all sales channels accessed by the Company’s customers, including sales through catalogs, sales through the Company’s website and sales through the Company’s stores.

The Company classifies its sales into furniture and non-furniture product lines. Furniture includes both indoor and outdoor furniture from the Company’s business lines. Non-furniture includes lighting, textiles, accessories and home décor. Net revenues in each category were as follows (in thousands):

	Three Months Ended
	May 4, 2013	April 28, 2012
Furniture	$171,373	$113,824
Non-furniture	129,964	104,090

Total net revenues	$301,337	$217,914

The Company is domiciled in the United States and operates stores in the United States and Canada. Revenues from Canadian operations, and the long-lived assets in Canada, are not material to the Company. Geographic revenues are determined based upon where service is rendered.

No single customer accounted for more than 10% of the Company’s revenues in the three months ended May 4, 2013 or April 28, 2012.

NOTE 16—SEGMENT REPORTING

The Company defines an operating segment on the same basis that it uses to evaluate performance internally by the Chief Operating Decision Maker (“CODM”). The Company has determined that the Chief Executive Officer (or Co-Chief Executive Officers prior to Mr. Friedman’s resignation from such position) was its CODM and there was one operating segment. Therefore, the Company reports as a single segment. This includes all sales channels accessed by the Company’s customers, including sales through catalogs, sales through the Company’s website and sales through the Company’s stores.

The Company classifies its sales into furniture and non-furniture product lines. Furniture includes both indoor and outdoor furniture from the Company’s business lines. Non-furniture includes lighting, textiles, accessories and home décor. Net revenues in each category were as follows (in thousands):

	Year Ended
	February 2, 2013	January 28, 2012	January 29, 2011
Furniture	$628,092	$477,730	$339,173
Non-furniture	564,954	480,354	433,579

Total net revenues	$1,193,046	$958,084	$772,752

The Company is domiciled in the United States and operates stores in the United States and Canada. Revenues from Canadian operations, and the long-lived assets in Canada, are not material to the Company. Geographic revenues are determined based upon where service is rendered.

No single customer accounted for more than 10% of the Company’s revenues in fiscal 2012, fiscal 2011, or fiscal 2010.